Deferred Income Tax - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	£ 58	£ 52
Accruals and Other Provision	15	23
Other unrecognised tax losses	100	116
Other unrecognised tax losses Tax effect	34	39
Deferred tax liability (asset)	31	11
Gross Amount	896	965
Trading losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	0	9
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	198	194
Temporary Differences Interest Limitations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	190	188
Temporary Differences Associated with Subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	274	290
Other Temporary Differences right of use assets deferred tax asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	37	47
Other Temporary Differences right of use assets deferred tax liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	33	37
Other Temporary Differences accelerated capital allowances [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	£ 10	£ 11